FAIR VALUE MEASUREMENTS - Initial measurement (Details)		3 Months Ended
	Oct. 22, 2019 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Price of warrant	$ 0.33
Aggregate values of warrants issued | $	$ 1,356,300	$ 2,260,500	$ 1,027,500	$ 3,452,400	$ 2,548,200	$ 2,383,800	$ 1,972,800
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	1.61			0.28			1.70
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	0.00			0.00			0.00
Implied volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	7.3			15.4			8.6
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	11.50			11.50			11.50
Market Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input	9.80			10.20			9.80
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Price of warrant		$ 0.55	$ 0.25
Aggregate values of warrants issued | $	$ 1,400,000	$ 2,260,500	$ 1,027,500	$ 3,452,400			$ 1,972,800
Private Placement Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		0.62	0.37
Private Placement Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		0.00	0.00
Private Placement Warrants | Implied volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		12.6	8.8
Private Placement Warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		11.50	11.50
Private Placement Warrants | Market Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Input		10.00	9.68